Invested Assets and Investment Income - Investment Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Impairment (loss) / recovery, net	$ (106)	$ 109
Rental income from investment properties	845	859
Total investment income (loss)	25,289	20,459
Investment income	(19,014)	(18,249)
Investment expenses	(1,342)	(1,348)
Net investment income (loss)	23,947	19,111
Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	6,275	2,210
Interest income
Disclosure of financial assets [line items]
Investment income	(14,210)	(13,761)
Dividends, rental income and other income
Disclosure of financial assets [line items]
Investment income	(4,870)	(3,719)
Impairment (loss) / recovery, net
Disclosure of financial assets [line items]
Investment income	(106)	(109)
Other
Disclosure of financial assets [line items]
Investment income	(40)	(660)
Cash and short-term securities
Disclosure of financial assets [line items]
Interest income	896	979
Gains (losses)	(25)	72
Debt securities
Disclosure of financial assets [line items]
Interest income	8,353	8,099
Gains (losses)	218	(1,665)
Impairment (loss) / recovery, net	(4)	92
Debt securities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	226	(1,857)
Public equities
Disclosure of financial assets [line items]
Gains (losses)	5,425	4,324
Dividend income	853	814
Public equities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	5,231	4,178
Mortgages
Disclosure of financial assets [line items]
Interest income	2,378	2,404
Gains (losses)	61	(128)
Impairment (loss) / recovery, net	(2)	105
Mortgages | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	61	(151)
Private placements
Disclosure of financial assets [line items]
Interest income	2,615	2,509
Gains (losses)	163	309
Impairment (loss) / recovery, net	(87)	(47)
Private placements | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	161	235
Loans to Bank clients
Disclosure of financial assets [line items]
Interest income	141	176
Impairment (loss) / recovery, net	(2)	(3)
Real estate
Disclosure of financial assets [line items]
Gains (losses)	(38)	(596)
Impairment (loss) / recovery, net	0	0
Rental income from investment properties	471	460
Real estate | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(29)	(592)
Derivatives
Disclosure of financial assets [line items]
Interest income	(201)	(438)
Gains (losses)	258	(675)
Derivatives | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	370	(859)
Other invested assets
Disclosure of financial assets [line items]
Interest income	28	32
Gains (losses)	253	1,229
Impairment (loss) / recovery, net	(11)	(38)
Timber, agriculture and other income	3,546	2,445
Other invested assets | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	255	1,256
FVTPL
Disclosure of financial assets [line items]
Total investment income (loss)	9,522	7,071
Investment income	(3,532)	(2,665)
FVTPL | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	5,990	4,406
FVTPL | Interest income
Disclosure of financial assets [line items]
Investment income	(79)	178
FVTPL | Dividends, rental income and other income
Disclosure of financial assets [line items]
Investment income	(3,391)	(2,489)
FVTPL | Impairment (loss) / recovery, net
Disclosure of financial assets [line items]
Investment income	0	0
FVTPL | Other
Disclosure of financial assets [line items]
Investment income	(62)	(354)
FVTPL | Cash and short-term securities
Disclosure of financial assets [line items]
Interest income	0	1
Gains (losses)	0	0
FVTPL | Debt securities
Disclosure of financial assets [line items]
Interest income	165	156
Gains (losses)	(12)	(44)
Impairment (loss) / recovery, net	0	0
FVTPL | Debt securities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(12)	(45)
FVTPL | Public equities
Disclosure of financial assets [line items]
Gains (losses)	5,425	4,324
Dividend income	853	814
FVTPL | Public equities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	5,231	4,178
FVTPL | Mortgages
Disclosure of financial assets [line items]
Interest income	54	47
Gains (losses)	24	32
Impairment (loss) / recovery, net	0	0
FVTPL | Mortgages | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	24	32
FVTPL | Private placements
Disclosure of financial assets [line items]
Interest income	40	36
Gains (losses)	12	25
Impairment (loss) / recovery, net	0	0
FVTPL | Private placements | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	12	25
FVTPL | Loans to Bank clients
Disclosure of financial assets [line items]
Interest income	0	0
Impairment (loss) / recovery, net	0	0
FVTPL | Real estate
Disclosure of financial assets [line items]
Gains (losses)	0	0
Impairment (loss) / recovery, net	0	0
Rental income from investment properties	0	0
FVTPL | Real estate | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
FVTPL | Derivatives
Disclosure of financial assets [line items]
Interest income	(201)	(438)
Gains (losses)	258	(675)
FVTPL | Derivatives | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	370	(859)
FVTPL | Other invested assets
Disclosure of financial assets [line items]
Interest income	21	20
Gains (losses)	345	1,098
Impairment (loss) / recovery, net	0	0
Timber, agriculture and other income	2,538	1,675
FVTPL | Other invested assets | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	365	1,075
FVOCI
Disclosure of financial assets [line items]
Total investment income (loss)	13,155	11,299
Investment income	(12,753)	(13,030)
FVOCI | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	402	(1,731)
FVOCI | Interest income
Disclosure of financial assets [line items]
Investment income	(12,860)	(12,580)
FVOCI | Dividends, rental income and other income
Disclosure of financial assets [line items]
Investment income	0	0
FVOCI | Impairment (loss) / recovery, net
Disclosure of financial assets [line items]
Investment income	(91)	(141)
FVOCI | Other
Disclosure of financial assets [line items]
Investment income	16	(309)
FVOCI | Cash and short-term securities
Disclosure of financial assets [line items]
Interest income	896	978
Gains (losses)	(25)	72
FVOCI | Debt securities
Disclosure of financial assets [line items]
Interest income	8,160	7,914
Gains (losses)	230	(1,621)
Impairment (loss) / recovery, net	(4)	92
FVOCI | Debt securities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	238	(1,812)
FVOCI | Public equities
Disclosure of financial assets [line items]
Gains (losses)	0	0
Dividend income	0	0
FVOCI | Public equities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
FVOCI | Mortgages
Disclosure of financial assets [line items]
Interest income	1,222	1,203
Gains (losses)	30	(165)
Impairment (loss) / recovery, net	(1)	104
FVOCI | Mortgages | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	30	(188)
FVOCI | Private placements
Disclosure of financial assets [line items]
Interest income	2,575	2,473
Gains (losses)	151	284
Impairment (loss) / recovery, net	(87)	(47)
FVOCI | Private placements | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	149	210
FVOCI | Loans to Bank clients
Disclosure of financial assets [line items]
Interest income	0	0
Impairment (loss) / recovery, net	0	0
FVOCI | Real estate
Disclosure of financial assets [line items]
Gains (losses)	0	0
Impairment (loss) / recovery, net	0	0
Rental income from investment properties	0	0
FVOCI | Real estate | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
FVOCI | Derivatives
Disclosure of financial assets [line items]
Interest income	0	0
Gains (losses)	0	0
FVOCI | Derivatives | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
FVOCI | Other invested assets
Disclosure of financial assets [line items]
Interest income	7	12
Gains (losses)	0	8
Impairment (loss) / recovery, net	1	(8)
Timber, agriculture and other income	0	0
FVOCI | Other invested assets | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(15)	59
Other invested assets
Disclosure of financial assets [line items]
Total investment income (loss)	2,612	2,089
Investment income	(2,729)	(2,554)
Other invested assets | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(117)	(465)
Other invested assets | Interest income
Disclosure of financial assets [line items]
Investment income	(1,271)	(1,359)
Other invested assets | Dividends, rental income and other income
Disclosure of financial assets [line items]
Investment income	(1,479)	(1,230)
Other invested assets | Impairment (loss) / recovery, net
Disclosure of financial assets [line items]
Investment income	(15)	32
Other invested assets | Other
Disclosure of financial assets [line items]
Investment income	6	3
Other invested assets | Cash and short-term securities
Disclosure of financial assets [line items]
Interest income	0	0
Gains (losses)	0	0
Other invested assets | Debt securities
Disclosure of financial assets [line items]
Interest income	28	29
Gains (losses)	0	0
Impairment (loss) / recovery, net	0	0
Other invested assets | Debt securities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
Other invested assets | Public equities
Disclosure of financial assets [line items]
Gains (losses)	0	0
Dividend income	0	0
Other invested assets | Public equities | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
Other invested assets | Mortgages
Disclosure of financial assets [line items]
Interest income	1,102	1,154
Gains (losses)	7	5
Impairment (loss) / recovery, net	(1)	1
Other invested assets | Mortgages | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	7	5
Other invested assets | Private placements
Disclosure of financial assets [line items]
Interest income	0	0
Gains (losses)	0	0
Impairment (loss) / recovery, net	0	0
Other invested assets | Private placements | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
Other invested assets | Loans to Bank clients
Disclosure of financial assets [line items]
Interest income	141	176
Impairment (loss) / recovery, net	(2)	(3)
Other invested assets | Real estate
Disclosure of financial assets [line items]
Gains (losses)	(38)	(596)
Impairment (loss) / recovery, net	0	0
Rental income from investment properties	471	460
Other invested assets | Real estate | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	(29)	(592)
Other invested assets | Derivatives
Disclosure of financial assets [line items]
Interest income	0	0
Gains (losses)	0	0
Other invested assets | Derivatives | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	0	0
Other invested assets | Other invested assets
Disclosure of financial assets [line items]
Interest income	0	0
Gains (losses)	(92)	123
Impairment (loss) / recovery, net	(12)	(30)
Timber, agriculture and other income	1,008	770
Other invested assets | Other invested assets | Insurance and Investment Contract
Disclosure of financial assets [line items]
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	$ (95)	$ 122